Obligation to FIDC FGTS Quota Holders - Schedule of Obligation to FIDC FGTS Quota Holders (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Obligation to FIDC FGTS Quota Holders [Line Items]
Total	R$ 2,090,938	R$ 815,557
Senior quotas [Member]
Schedule of Obligation to FIDC FGTS Quota Holders [Line Items]
Total	R$ 2,090,938	R$ 815,557